BUSINESS COMBINATIONS - Business Combination, Pro Forma Information (Details) - LedgerX - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Pro Forma Information [Line Items]
Revenue	$ 1,041,644	$ 862,412
Net income (loss)	$ (23,550)	$ 28,003